SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jan. 13, 2020
Defined Benefit Plan Disclosure [Line Items]
Ownership			100.00%
Medmen Enterprises Inc. [Member] | Kannaboost Technology Inc One [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Scottsdale and Tempe, Arizona
Purpose	Cultivation and Production Facility
Project Mustang Development L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Northern Nevada
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
The Med Men Of Nevada 2 L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M N V 2 Holdings I L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M N V 2 Holdings I I L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M N V 2 Holdings I I I L L C Member L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M N V 2 Holdings I V L L C Member L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
M M N V 2 Holdings V L L C Member L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Manlin D H S Development L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Desert Hot Springs, California
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Desert Hot Springs Green Horizon Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Project Compassion Venture L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Utica, New York
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
E B A Holdings Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Mesa, Arizona
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
Kannaboost Technology Inc One [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	0.00%	100.00%
C S I Solutions L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	0.00%	100.00%
M M E Florida L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Eustis, Florida
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%